Debt (Details) - USD ($)					1 Months Ended				3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 09, 2021	Mar. 31, 2021	Mar. 12, 2020	Feb. 28, 2023	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	May 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 01, 2023	May 31, 2021	Apr. 01, 2020
Debt Details [Line Items]
Maturity date									Mar. 01, 2025			Mar. 01, 2025
Debt instrument, convertible conversion price		$ 10				$ 10						$ 10
Principal amount				$ 50,000,000									$ 50,000,000
Net proceeds				43,600,000
Transaction expenses				3,500,000
Prepaid interest				$ 2,900,000									2,900,000
Interest rate	8.00%					8.00%			8.00%			8.00%
Royalty payments									$ 24,200,000			$ 24,200,000
Royalty Obligation Fair Value								$ 7,900,000
Cash balance requirement	$ 9,137,000					$ 26,415,000			9,137,000			26,415,000	7,233,000
Interest expense debt												5,000	6,100
Amortization of debt issuance costs and discounts									(3,785,000)	$ 4,640,000		13,065,000	12,459,000
Cash interest payments									5,750,000	0		0	3,125,000
Debt Instrument, Annual Principal Payment	43,100,000					43,100,000			43,100,000			43,100,000
Principal Amount Senior Secured Notes [Member]
Debt Details [Line Items]
Extinguishment of debt amount		$ 18,600,000				18,600,000
Remaining Unamortized Debt Discount Senior Secured Notes [Member]
Debt Details [Line Items]
Shares exchanged for debt extinguished		1,500,000				1,500,000
Carrying Amount of Royalty Obligation [Member]
Debt Details [Line Items]
Extinguishment of debt amount		$ 11,500,000				11,500,000
Reverse Recapitalization [Member]
Debt Details [Line Items]
Cash balance requirement						8,000,000						8,000,000
Conversion of Senior Secured Note principal and royalty rights for common stock		1,500,000
Conversion Of Principal Senior Secured Notes and Certain Royalty Rights to Common Stock [Member] | Reverse Recapitalization [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock value		$ 10,000,000
Conversion Of Principal Senior Secured Notes and Certain Royalty Rights to Common Stock [Member] | Reverse Recapitalization [Member] | Common Stock Allocation to Senior Secured Note Holders [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock		405,000
Conversion Of Principal Senior Secured Notes and Certain Royalty Rights to Common Stock [Member] | Reverse Recapitalization [Member] | Common Stock Allocation to Senior Secured Noteholders From Sponsor [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock		135,000
Conversion Of Principal Senior Secured Notes and Certain Royalty Rights to Common Stock [Member] | Reverse Recapitalization [Member] | Common Stock Allocation to Senior Secured Note Holders From Old Clarus Equity Holders [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock		270,000
Debt Conversion [Member]
Debt Details [Line Items]
Debt instrument, convertible conversion price		$ 10.2
Additional Principal Senior Secured Notes Balance Of Indenture Note To Common Stock [Member] | Reverse Recapitalization [Member]
Debt Details [Line Items]
Debt conversion converted instrument shares issued		882,318
Conversion of Senior Secured Note principal and royalty rights for common stock value		$ 5,000,000
Additional Principal Senior Secured Notes Balance Of Second Indenture Note to Common Stock [Member] | Reverse Recapitalization [Member]
Debt Details [Line Items]
Conversion of Senior Secured Note principal and royalty rights for common stock value		$ 3,600,000
Conversion of Principal and Accrued Interest Of Convertible Notes [Member]
Debt Details [Line Items]
Debt Conversion portion of debt converted	3,400,000
Senior Notes [Member]
Debt Details [Line Items]
PIK and Indenture Note Principal	$ 3,600,000					$ 3,600,000			$ 3,600,000			$ 3,600,000
Interest rate	12.50%					12.50%			12.50%			12.50%
Cash balance requirement								$ 10,000,000					10,000,000
Senior Secured Notes Holders Royality Obligation [Member]
Debt Details [Line Items]
Interest expense debt										736,000,000		$ 2,200,000	2,100,000
Senior Secured Notes [Member]
Debt Details [Line Items]
Prepaid interest	$ 190,000								$ 190,000
Cash balance requirement	8,000,000								8,000,000
Interest expense debt									2,000,000	2,100,000		8,900,000	6,800,000
Gain loss on extinguishment of debt									300,000			300,000
Long term carrying amount	38,500,000					$ 42,300,000			38,500,000			42,300,000
Amortization of debt issuance costs and discounts									600,000	700,000		$ 2,700,000	2,200,000
Cash interest payments									5,700,000	0
Interest Expense, Borrowings									$ 5,700,000
Minimum [Member]
Debt Details [Line Items]
Royalty on net sale									0.56%			0.56%
Maximum [Member]
Debt Details [Line Items]
Royalty on net sale									1.67%			1.67%
Convertible Notes Payable [Member]
Debt Details [Line Items]
Debt conversion converted instrument shares issued		8,529,846										8,529,846
Convertible Debt	$ 0					0			$ 0			$ 0
PIK Note [Member]
Debt Details [Line Items]
Borrowings amount											$ 3,100,000
PIK and Indenture Note Principal			$ 8,100,000			$ 8,100,000				8,100,000		$ 8,100,000
Interest rate	14.50%					14.50%			14.50%			14.50%			14.50%
Accrued and unpaid interest					$ 3,100,000
Debt Instrument, Annual Principal Payment														$ 3,100,000
Indenture Note [Member]
Debt Details [Line Items]
Borrowings amount							$ 5,000,000
Interest rate						14.50%						14.50%
Convertible Notes [Member]
Debt Details [Line Items]
Interest expense debt										1,600,000
Debt Instrument, Annual Principal Payment													$ 61,300,000
Paycheck Protection Program Loan [Member]
Debt Details [Line Items]
Unsecured loan																$ 500,000
Convertible Debt [Member]
Debt Details [Line Items]
Borrowings amount									$ 82,300,000			$ 82,300,000
Second Indenture Note [Member]
Debt Details [Line Items]
Borrowings amount												$ 3,600,000
Interest rate						14.50%						14.50%
Series D Preferred Stock [Member]
Debt Details [Line Items]
Debt instrument, convertible conversion price													$ 4.5
Series D Preferred Stock [Member] | Convertible Notes Payable [Member] | Conversion of Principal and Accrued Interest Of Convertible Notes [Member]
Debt Details [Line Items]
Debt conversion converted instrument shares issued			747,451
Debt Conversion portion of debt converted			$ 3,400,000
Series D Preferred Stock [Member] | Convertible Notes Payable [Member] | Conversion of Principal Portion Of Convertible Notes [Member]
Debt Details [Line Items]
Debt Conversion portion of debt converted										2,600,000		$ 2,600,000
Series D Preferred Stock [Member] | Convertible Notes Payable [Member] | Conversion of Accrued Interest Portion Of Convertible Notes [Member]
Debt Details [Line Items]
Debt Conversion portion of debt converted										$ 800,000		$ 800,000